Disposition and Discontinued Operations	12 Months Ended
Jun. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposition and Discontinued Operations
6.	Disposition and Discontinued Operations

Taiyuan Primalights III Modern Agriculture Development Co., Ltd ("P3A"), a company incorporated under the laws of the People's Republic of China (the "PRC") on April 20, 2000, is involved in the development, production and sale of corn seeds, sheep products and seedlings. In October 2003, China Victory International Holdings Limited ("China Victory"), a company incorporated under the laws of Hong Kong, entered into a purchase agreement (the "Acquisition") with the shareholders of P3A to acquire all of the dividend and voting rights in P3A without obtaining legal ownership over its ordinary shares. The Acquisition was structured in this manner because of the aforementioned legal restrictions placed on foreign ownership.

In June 2007, China Victory underwent certain restructuring events wherein it transferred its voting rights in P3A into its newly incorporated and wholly-owned subsidiary, Aero Biotech Science & Technology Co., Ltd (the "WOFE" or "Agria China"). In addition, the WOFE entered into an equity pledge agreement, exclusive call option agreement, power of attorney agreements and exclusive consultancy service, technology license and other service agreements (collectively, the "Contractual Agreements") with P3A and its shareholders. Together, these contractual agreements enable the WOFE to: a) exercise effective control over P3A through its ability to exercise all the rights of P3A's shareholders, including voting and transfer rights; b) receive substantially all of the earnings and other economic benefits to the extent permissible under PRC law and the management of the Company intends to do so; and c) have an exclusive option to purchase all or part of the equity interests in P3A held by the shareholders, to the extent permitted under PRC law for the higher of RMB100,000 or the minimum amount of consideration permitted by PRC law. The power of attorney agreements allow the WOFE to cause P3A to change the terms of the consultancy service, technology license and other service agreements at any time. In addition, P3A's shareholders have entered into an agreement to remit all of the dividends and other distributions received from P3A to the WOFE, subject to satisfaction of P3A shareholders' personal income tax and other statutory obligations arising from receiving such dividends or other distributions. During 2008, the number of shareholders in P3A changed from 4 individuals to 5 individuals, all of whom have entered into the Contractual Agreements. Agria China has a legal obligation to provide funding for all losses incurred by P3A.

On July 13, 2010, the Company sold substantially all assets of P3A, net of certain liabilities, to Mr. Frank Xue, the president and a director of P3A. As a result of the transaction, Agria received shares held by Mr. Xue representing 11.5% of the Company’s issued and outstanding share capital immediately prior to the transaction. These shares were then cancelled by the Company. The Company retained existing leases of nine parcels of land totaling approximately 13,500 acres previously held by P3A. Mr. Xue was a related party of the Company since he is a director and president of P3A. The assets and liabilities of P3A as of December 31, 2008 and 2009 are comprised of the following:

	2008	2009	2009
	(RMB'000)	(RMB'000)	(US$'000)
Current assets	231,565	257,699	39,045
Non-current assets	202,815	172,344	26,113
Accounts payable and other liabilities	(232,182)	(246,995)	(37,423)
Net assets	202,198	183,048	27,735

Included in the loss from discontinued operations for the year ended December 31, 2010 is RMB20.3 million operating income from January 1, 2010 through the date of disposal and a RMB21.6 million loss on disposal, net of a reversal of deferred tax liabilities of approximately RMB 191.2 million (Note 18). There is no other significant income tax on discontinued operations for 2008, 2009, and 2010. Results of the P3A discontinued operations are as follows:

Discontinued Operations	2008	2009	From January 1, 2010 to date of disposal
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)
Revenue from discontinued operations	465,064	173,956	112,277	17,012
Pretax income (loss)	121,053	(25,378)	(192,468)	(29,162)
Income (loss) from discontinued operations	121,053	(25,378)	(1,314)	(199)

At the time of the acquisition of PGW, PGW was in the process of selling PGG Wrightson Finance Limited (PWF), its financing operations. Therefore, this business operation was recorded as "held for sale" at the date of the PGW acquisition.

In June 2011, PGW finalized an agreement with Heartland New Zealand Limited to sell PWF to Heartland's wholly-owned subsidiary Heartland Building Society (Heartland). The sales price was an amount equal to the adjusted net tangible assets of PWF at the completion date of the transaction, being August 31, 2011.

Results of the PWF discontinued operations are as follows:

Results of discontinued operations	From April 30, 2011 (acquisiti on date) to June 30, 2011
	(RMB'000)	(US$'000)
Revenue from discontinued operations	30,676	4,746
Pretax loss	(135)	(21)
Loss from discontinued operations	(2,852)	(441)

Assets held for sale

In year ended June 30, 2011, assets of PWF specified in the share sale agreement have been classified as held for sale. Certain loans with a carrying value of approximately RMB322.7 million (US$49.9 million) were excluded from the sale and are to be transferred to a wholly owned PGW special purpose vehicle, which will be utilized to realize or refinance these facilities over the short to medium term. These assets are classified as other current assets (Note 9). Through June 30, 2012, certain of these receivables were collected by PGW and the outstanding receivables are approximately RMB146.4 million (US$23.1 million), net of an allowance of approximately RMB91.4 million (US$14.4 million). The Company expects the net amount to be realized in fiscal year 2013. PGW currently has seven properties classed as held for sale. The properties are on the market and are held at market value (approximately RMB3.2 million (US$0.5 million)).

The assets and liabilities classified as held for sale are comprised of the following:

	2010	2011	2012	2012
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)
Assets classified as held for sale
Cash and cash equivalents	—	383,330	—	—
Property, plant and equipment	—	3,249	27,794	4,375
Intangibles	—	1,499	—	—
Finance and other receivables	—	2,317,830	—	—
	—	2,705,909	27,794	4,375
Liabilities classified as held for sale
Finance and other payables	—	(2,236,559)	—	—
	—	(2,236,559)	—	—